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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sander Capital Advisors, Inc.
                 -------------------------------
   Address:      4105 E. Madison St.
                 -------------------------------
                 Seattle, WA 98112
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elaine Peretti
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   206 323 8822
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Elaine Peretti                 Seattle, WA         July 17, 2002
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
                                                     14149Y
Cardinal Health                          Com          108      2696     41700               Sole                                 X
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                                                     17275R
Cisco Systems                            Com          102      2697    148950               Sole                                 X
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                                                     172967
Citigroup                                Com          101      4024     79727               Sole                                 X
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                                                     206197
Concord EFS Inc                          Com          105      3491    106500               Sole                                 X
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                                                     313400
Federal Home Loan Mtg                    Com          301      3132     47900               Sole                                 X
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                                                     369604
General Electric                         Com          103      2565     63991               Sole                                 X
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                                                     458140
Intel Corp                               Com          950      3195    101600               Sole                                 X
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                                                     459200
IBM                                      Com          101      3011     24900               Sole                                 X
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                                                     478160
Johnson & Johnson                        Com          104      2599     43992               Sole                                 X
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                                                     500255
Kohls Corp.                              Com          104      1593     22625               Sole                                 X
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                                                     50075N
Kraft Foods                              Com          104      1804     53025               Sole                                 X
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                                                     55262L
MBNA CORP                                Com          100      1601     45500               Sole                                 X
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                                                     589331
Merck & Co.                              Com          107      2531     43050               Sole                                 X
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                                                     594918
Microsoft Corp                           Com          104     13552    204571               Sole                                 X
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  COLUMN TOTALS                                               48491   1028031
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


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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
                                        Unit        631100
Nasdaq 100 Index                        Ser 1        104        1163    29900               Sole                                 X
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                                                    717081
Pfizer Inc                               Com         103        4126   103550               Sole                                 X
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                                        Unit        78462F
SPDR TR                                 Ser 1        103        2023    17700               Sole                                 X
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                                                    786514
Safeway Inc.                             Com         208        3473    83200               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                    855244
Starbucks Corp                           Com         109        3577   187800               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                    902124
Tyco Int'L LTD                           Com         106        2992    50800               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                    91324P
United Healthgroup                       Com         102        1882    26600               Sole                                 X
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                                                    931142
Walmart Stores                           Com         103        3587    62325               Sole                                 X
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                                                    939322
Washington Mutual Svg.                   Com         103        2557    78200               Sole                                 X
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  COLUMN TOTALS                                                25380   640075
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

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                        0
                                                           ----------------

Form 13F Information Table Entry Total:                                  23
                                                           ----------------

Form 13F Information Table Value Total:                   $          73,871
                                                           ----------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE